Average Annual Total Returns			12 Months Ended	34 Months Ended	60 Months Ended	88 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Schwab Target 2010 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			11.77%		5.61%	4.67%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2010 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			10.63%		4.73%	3.89%
Schwab Target 2010 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.10%		4.08%	3.39%
Schwab Target 2015 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.40%		5.93%	4.91%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2015 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.46%		5.08%	4.14%
Schwab Target 2015 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.47%		4.36%	3.59%
Schwab Target 2020 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.88%		6.29%	5.43%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2020 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.86%		5.49%	4.69%
Schwab Target 2020 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.78%		4.66%	4.02%
Schwab Target 2025 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.22%		7.46%	6.42%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2025 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			13.24%		6.75%	5.75%
Schwab Target 2025 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.61%		5.65%	4.87%
Schwab Target 2030 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			16.33%		8.60%	7.32%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2030 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			15.51%		7.96%	6.70%
Schwab Target 2030 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.90%		6.61%	5.65%
Schwab Target 2035 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			17.81%		9.41%	7.97%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2035 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			17.08%		8.82%	7.38%
Schwab Target 2035 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			10.82%		7.32%	6.22%
Schwab Target 2040 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			19.07%		10.06%	8.51%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2040 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			18.40%		9.49%	7.95%
Schwab Target 2040 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			11.60%		7.87%	6.69%
Schwab Target 2045 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			19.97%		10.64%	8.93%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2045 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			19.34%		10.10%	8.40%
Schwab Target 2045 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.17%		8.37%	7.07%
Schwab Target 2050 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			20.56%		10.94%	9.17%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2050 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			19.96%		10.42%	8.64%
Schwab Target 2050 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.53%		8.64%	7.27%
Schwab Target 2055 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			20.80%		11.15%	9.34%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2055 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			20.21%		10.64%	8.82%
Schwab Target 2055 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.69%		8.82%	7.43%
Schwab Target 2060 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			21.08%		11.33%	9.46%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2060 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			20.50%		10.83%	8.94%
Schwab Target 2060 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.87%		8.98%	7.53%
Schwab Target 2065 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			21.16%	4.83%
Performance Inception Date		Feb. 25, 2021
Schwab Target 2065 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			20.64%	4.41%
Schwab Target 2065 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.89%	3.70%
Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			26.06%	7.71%	15.05%	12.73%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			5.53%	(2.47%)	1.10%	0.81%
Target 2010 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2010 Passive Composite Index
Average Annual Return, Percent	[1]		11.78%		5.67%	4.75%
Target 2015 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2015 Passive Composite Index
Average Annual Return, Percent	[2]		12.43%		6.00%	5.01%
Target 2020 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2020 Passive Composite Index
Average Annual Return, Percent	[3]		12.86%		6.34%	5.49%
Target 2025 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2025 Passive Composite Index
Average Annual Return, Percent	[4]		14.20%		7.55%	6.51%
Target 2030 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2030 Passive Composite Index
Average Annual Return, Percent	[5]		16.31%		8.65%	7.39%
Target 2035 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2035 Passive Composite Index
Average Annual Return, Percent	[6]		17.81%		9.46%	8.04%
Target 2040 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2040 Passive Composite Index
Average Annual Return, Percent	[7]		18.98%		10.14%	8.59%
Target 2045 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2045 Passive Composite Index
Average Annual Return, Percent	[8]		19.91%		10.70%	9.02%
Target 2050 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2050 Passive Composite Index
Average Annual Return, Percent	[9]		20.45%		11.01%	9.26%
Target 2055 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2055 Passive Composite Index
Average Annual Return, Percent	[10]		20.75%		11.22%	9.43%
Target 2060 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2060 Passive Composite Index
Average Annual Return, Percent	[11]		21.02%		11.41%	9.55%
Target 2065 Passive Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2065 Passive Composite Index
Average Annual Return, Percent	[12]		21.15%	4.72%

[1]	The Target 2010 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 24.7% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small Cap Total Stock Market Index, 7.9% FTSE Developed ex US Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 6.8% Bloomberg US Treasury 1-3 Year Index, 45.7% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[2]	The Target 2015 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 26.8% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 9.0% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 43.2% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[3]	The Target 2020 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 28.2% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 9.9% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.0% Bloomberg US Treasury 1-3 Year Index, 41.5% Bloomberg US Aggregate Bond Index, 5.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.8% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[4]	The Target 2025 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 31.7% Dow Jones U.S. Large Cap Total Stock Market Index, 2.2% Dow Jones U.S. Small Cap Total Stock Market Index, 11.9% FTSE Developed ex US Index (Net), 1.1% FTSE Emerging Index (Net), 3.5% Dow Jones Equity All REIT Capped Index, 4.3% Bloomberg US Treasury 1-3 Year Index, 38.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series- L), 3.3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[5]	The Target 2030 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 38.5% Dow Jones U.S. Large Cap Total Stock Market Index, 3.0% Dow Jones U.S. Small Cap Total Stock Market Index, 15.3% FTSE Developed ex US Index (Net), 2.3% FTSE Emerging Index (Net), 4.4% Dow Jones Equity All REIT Capped Index, 2.0% Bloomberg US Treasury 1-3 Year Index, 30.7% Bloomberg US Aggregate Bond Index, 1.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series- L), and 1.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[6]	The Target 2035 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 43.0% Dow Jones U.S. Large Cap Total Stock Market Index, 3.8% Dow Jones U.S. Small Cap Total Stock Market Index, 17.9% FTSE Developed ex US Index (Net), 3.3% FTSE Emerging Index (Net), 5.1% Dow Jones Equity All REIT Capped Index, 0.9% Bloomberg US Treasury 1-3 Year Index, 24.0% Bloomberg US Aggregate Bond Index, 1.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[7]	The Target 2040 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 46.3% Dow Jones U.S. Large Cap Total Stock Market Index, 4.6% Dow Jones U.S. Small Cap Total Stock Market Index, 20.0% FTSE Developed ex US Index (Net), 4.3% FTSE Emerging Index (Net), 5.7% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 17.2% Bloomberg US Aggregate Bond Index, 1.4% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[8]	The Target 2045 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Large Cap Total Stock Market Index, 5.4% Dow Jones U.S. Small Cap Total Stock Market Index, 21.8% FTSE Developed ex US Index (Net), 5.2% FTSE Emerging Index (Net), 6.1% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 11.2% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[9]	The Target 2050 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 50.1% Dow Jones U.S. Large Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small Cap Total Stock Market Index, 23.0% FTSE Developed ex US Index (Net), 6.0% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 7.8% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[10]	The Target 2055 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 50.9% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 23.6% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.6% Dow Jones Equity All REIT Capped Index, 5.7% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[11]	The Target 2060 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 51.5% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small Cap Total Stock Market Index, 24.2% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 3.7% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[12]	The Target 2065 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.